INVESTMENTS (Details 7) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Bargain purchase		R$ 5	R$ 4	R$ 51
C E M I G Sim [Member]
IfrsStatementLineItems [Line Items]
Fair value of net assets acquired		48
Bargain purchase		5
Consideration paid	[1]	R$ 43

[1]	The consideration paid include the fair value off the contingent consideration in the amount of R$ 2.